Columbia Integrated Large Cap Growth Fund
Third Quarter Report
May 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Integrated Large Cap Growth Fund, May 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.3%
Issuer	Shares	Value ($)
Communication Services 11.2%
Interactive Media & Services 11.2%
Alphabet, Inc., Class A(a)	21,035	3,628,538
Alphabet, Inc., Class C(a)	73,923	12,859,645
Meta Platforms, Inc., Class A	27,505	12,840,159
Pinterest, Inc., Class A(a)	29,766	1,234,991
Total		30,563,333
Total Communication Services		30,563,333
Consumer Discretionary 14.1%
Automobiles 0.8%
Tesla, Inc.(a)	13,287	2,366,149
Broadline Retail 5.1%
Amazon.com, Inc.(a)	78,914	13,923,586
Hotels, Restaurants & Leisure 3.9%
Booking Holdings, Inc.	1,105	4,172,867
Domino’s Pizza, Inc.	2,304	1,171,768
DoorDash, Inc., Class A(a)	18,749	2,064,452
Expedia Group, Inc.(a)	28,725	3,241,904
Total		10,650,991
Household Durables 1.1%
PulteGroup, Inc.	24,962	2,928,542
Specialty Retail 0.7%
TJX Companies, Inc. (The)	13,314	1,372,673
Ulta Beauty, Inc.(a)	1,519	600,142
Total		1,972,815
Textiles, Apparel & Luxury Goods 2.5%
Deckers Outdoor Corp.(a)	3,158	3,454,599
lululemon athletica, Inc.(a)	6,161	1,922,171
Tapestry, Inc.	32,633	1,419,209
Total		6,795,979
Total Consumer Discretionary		38,638,062
Consumer Staples 2.2%
Beverages 1.5%
Monster Beverage Corp.(a)	76,771	3,985,950
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 0.7%
Sysco Corp.	26,677	1,942,619
Total Consumer Staples		5,928,569
Energy 0.6%
Oil, Gas & Consumable Fuels 0.6%
EOG Resources, Inc.	12,561	1,564,473
Total Energy		1,564,473
Financials 7.2%
Capital Markets 1.1%
Charles Schwab Corp. (The)	43,191	3,165,037
Consumer Finance 1.2%
American Express Co.	13,762	3,302,880
Financial Services 4.9%
Corpay, Inc.(a)	6,103	1,633,590
MasterCard, Inc., Class A	19,746	8,827,844
PayPal Holdings, Inc.(a)	45,391	2,859,179
Total		13,320,613
Total Financials		19,788,530
Health Care 12.7%
Biotechnology 4.2%
Exelixis, Inc.(a)	82,019	1,778,992
Incyte Corp.(a)	33,881	1,957,983
Neurocrine Biosciences, Inc.(a)	16,113	2,181,862
Vertex Pharmaceuticals, Inc.(a)	12,395	5,643,939
Total		11,562,776
Health Care Equipment & Supplies 1.5%
DexCom, Inc.(a)	23,992	2,849,530
Stryker Corp.	3,592	1,225,195
Total		4,074,725
Health Care Providers & Services 4.3%
Cigna Group (The)	10,763	3,709,145
McKesson Corp.	2,609	1,486,060
UnitedHealth Group, Inc.	13,003	6,441,296
Total		11,636,501

Columbia Integrated Large Cap Growth Fund  | 2024

Portfolio of Investments  (continued)
Columbia Integrated Large Cap Growth Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 2.7%
Eli Lilly & Co.	9,111	7,474,118
Total Health Care		34,748,120
Industrials 7.7%
Aerospace & Defense 0.8%
Axon Enterprise, Inc.(a)	7,591	2,138,157
Commercial Services & Supplies 2.9%
Cintas Corp.	1,932	1,309,838
Rollins, Inc.	76,738	3,506,159
Waste Management, Inc.	14,249	3,002,692
Total		7,818,689
Construction & Engineering 0.8%
EMCOR Group, Inc.	5,731	2,227,410
Electrical Equipment 1.0%
Acuity Brands, Inc.	5,315	1,379,827
Hubbell, Inc.	3,524	1,370,448
Total		2,750,275
Machinery 0.5%
ITT, Inc.	11,167	1,483,871
Trading Companies & Distributors 1.7%
Ferguson PLC	22,344	4,597,055
Total Industrials		21,015,457
Information Technology 42.6%
Communications Equipment 1.4%
Arista Networks, Inc.(a)	7,536	2,243,090
F5, Inc.(a)	8,432	1,424,755
Total		3,667,845
Semiconductors & Semiconductor Equipment 17.1%
Advanced Micro Devices, Inc.(a)	17,639	2,943,949
Applied Materials, Inc.	17,849	3,838,963
Broadcom, Inc.	6,613	8,785,701
NVIDIA Corp.	21,524	23,597,407
QUALCOMM, Inc.	36,928	7,535,159
Total		46,701,179
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 16.8%
Adobe, Inc.(a)	10,923	4,858,114
Crowdstrike Holdings, Inc., Class A(a)	9,129	2,863,493
Dynatrace, Inc.(a)	46,654	2,133,487
Gitlab, Inc., Class A(a)	23,372	1,102,925
HubSpot, Inc.(a)	3,395	2,074,515
Microsoft Corp.	53,741	22,309,501
Salesforce, Inc.	7,590	1,779,400
ServiceNow, Inc.(a)	6,755	4,437,562
Smartsheet, Inc., Class A(a)	32,584	1,205,608
Workday, Inc., Class A(a)	15,367	3,249,352
Total		46,013,957
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc.	104,151	20,023,030
Total Information Technology		116,406,011
Total Common Stocks (Cost $131,132,957)		268,652,555

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(b),(c)	4,902,166	4,901,186
Total Money Market Funds (Cost $4,900,439)		4,901,186
Total Investments in Securities (Cost: $136,033,396)		273,553,741
Other Assets & Liabilities, Net		(194,274)
Net Assets		273,359,467
Columbia Integrated Large Cap Growth Fund  | 2024

Portfolio of Investments  (continued)
Columbia Integrated Large Cap Growth Fund, May 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	5,080,707	40,090,038	(40,269,676)	117	4,901,186	651	164,893	4,902,166
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Integrated Large Cap Growth Fund  | 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT316_08_P01_(07/24)